Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Schedule of plant and equipment

	Computer	Furniture	Office	Leasehold
	equipment	and fixture	equipment	improvement	Total
Cost:
Balance at January 1, 2024	117	20	3	85	225
Written-off	—	—	—	(85)	(85)
Balance at December 31, 2024	117	20	3	—	140
Business combination – merger transaction	22	—	—	—	22
Additions	87	—	5	—	92
Written-off	(117)	(20)	(3)	—	(140)
Balance at December 31, 2025	109	—	5	—	114

Accumulated amortization and impairment
Balance at January 1, 2024	117	20	3	84	224
Written-off	—	—	—	(84)	(84)
Balance at December 31, 2024	117	20	3	—	140
Business combination – merger transaction	5	—	—	—	5
Depreciation	12	—	—	—	12
Written-off	(117)	(20)	(3)	—	(140)
Balance at December 31, 2025	17	—	—	—	17

Carrying amount
As of January 1, 2024	—	—	—	1	1
As of December 31, 2024	—	—	—	—	—
As of December 31, 2025	92	—	5	—	97